Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 17,993		$ 19,217	$ 36,229		$ 37,688	$ 85,946	$ 72,550
Operating expenses:
Cost of revenue (excluding depreciation)	22,481		17,660	45,607		37,403	75,513	100,307
Depreciation	319		259	615		507	1,072	840
General and administrative expense (excluding depreciation)	8,376		3,517	17,153		6,497	14,868	9,291
Total operating expenses	31,176		21,436	63,375		44,407	91,453	110,438
Operating loss	(13,183)		(2,219)	(27,146)		(6,719)	(5,507)	(37,888)
Other (expense) income, net:
Interest expense, net	(274)		(127)	(553)		(253)	(836)	(224)
Gain on extinguishment of debt								1,806
Change in fair value of earn-out liabilities	28,756			25,030
Change in fair value of SAFE Agreements			151	(2,353)		436	(91)	527
Other income (expense), net	(50)		(5)	39		(5)	6	133
Total other income, net	28,432		19	22,163		178	(921)	2,242
Income (loss) before income taxes	15,249		(2,200)	(4,983)		(6,541)	(6,428)	(35,646)
Income tax benefit (expense)	3,528		(354)	313		(355)	23	(2)
Net income (loss)	18,777		(2,554)	(4,670)		(6,896)	$ (6,405)	$ (35,648)
Net loss attributable to Intuitive Machines, LLC prior to the Business Combination			$ (2,554)	(5,751)		(6,896)
Net income for the period February 13, 2023 through June 30, 2023	18,777			1,081
Net loss attributable to redeemable noncontrolling interest	(10,744)			(19,080)
Net income attributable to the Company	29,521			20,161
Less: Cumulative preferred dividends	(655)			(983)
Net income attributable to Class A common shareholders	$ 28,866			$ 19,178
Net income per share(1)
Net income per share of Class A common stock – basic (in Dollars per share)	$ 1.84	[1]		$ 1.23	[1]		$ (0.05)	$ (0.29)
Net income per share of Class A common stock – diluted (in Dollars per share)	$ 1.52	[1]		$ 0.83	[1]		$ (0.05)	$ (0.29)
Weighted-average common shares outstanding
Weighted average shares outstanding – basic (in Shares)	15,705,265			15,543,800			122,501,241	122,500,000
Weighted average shares outstanding – diluted (in Shares)	19,383,601			24,191,853			122,501,241	122,500,000

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and income per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through June 30, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Income per Share for additional information.